Borrowings - Additional Information (Details) € in Thousands		3 Months Ended		6 Months Ended
	Nov. 30, 2016 EUR (€) tranche	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Sep. 30, 2017 EUR (€)	May 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Finance income/costs - net		€ (954)	€ (654)	€ 653	€ 180
Loan payable, current		947		947		€ 2,013
SVB loan
Disclosure of detailed information about borrowings [line items]
Floor rate	5.50%
Legal and arrangement fee	€ 236
Final payment fee percentage on principal	10.00%
Warrants to purchase common shares | shares								166,297	53,395
Exercise price of share | $ / shares								$ 2.00	$ 2.30
Expiration period	10 years
Change in fair value of warrant	€ 192
Change in deferred tax on warrant equity	81
Change in transaction cost	€ 8
Exercise period	5 years
Fair value of financial liabilities		947		947		2,013
Senior Secured Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	€ 10,000
Number of tranches | tranche	3
Undrawn borrowings										€ 2,500
Senior Secured Term Loan Facility Tranche One
Disclosure of detailed information about borrowings [line items]
Borrowings												€ 5,000
Senior Secured Term Loan Facility Tranche Two
Disclosure of detailed information about borrowings [line items]
Borrowings											€ 2,500
Loan agreement with UniCredit Leasing CZ
Disclosure of detailed information about borrowings [line items]
Borrowings		323		323		368	€ 562
Loan repaid		127
Monthly repayment installment		8		8
Current liabilities		€ 92		92		€ 93
Loan agreement with UniCredit Leasing CZ
Disclosure of detailed information about borrowings [line items]
Finance income/costs - net				€ 62
EURIBOR | SVB loan
Disclosure of detailed information about borrowings [line items]
Variable interest rate	5.50%
Minimum | SVB loan
Disclosure of detailed information about borrowings [line items]
Volatility	75.00%
Maximum | SVB loan
Disclosure of detailed information about borrowings [line items]
Volatility	80.00%